Business, Basis of Presentation and Significant Accounting Policies (Details) - Product Concentration Risk [Member] - 2019	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed-price Contract [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	98.50%	99.80%	94.10%	97.40%	96.20%	97.80%	90.40%
Time-and-materials Contract [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.50%	0.20%	5.90%	2.60%	3.80%	2.20%	9.60%